Fair Value Measurements - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Period of historical returns	10 years
NAV, redemption restriction percentage	34.00%	53.00%